UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		November 13, 2003

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       10,641,561

Form 13F Information Table Value Total:	      207,022,569









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

ActivCard Corporation     CS      00506J107    475,739  58,230           X                            M&S             X
Adolor Corporation        CS      00724X102  2,795,934 152,367           X                            M&S             X
Ambac Financial           CS      023139108  6,323,200  98,800           X                            M&S             X
American Intl Group	  CS	  026874107    216,375	 3,750           X			      M&S	      X
AmerisourceBergen Corp.   CS      03071P102  4,550,848  84,197           X                            M&S             X
Banknorth Group           CS      06646R107  6,432,693 227,948           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    461,806  16,947           X                            M&S             X
Cracker Barrel Group	  CS	  12489V106  4,120,835 115,884           X                            M&S             X
CYTYC Corporation         CS      232946103  6,266,795 417,508           X                            M&S             X
Century Telephone         CS      156700106  5,850,973 172,646           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    377,685   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,042,980  33,841           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  4,758,257 160,535           X                            M&S             X
Compass BancShares        CS      20449H109  5,255,801 151,464           X                            M&S             X
Constellation Bds Cl A    CS      21036P306    969,109  33,510           X                            M&S             X
Constellation Brands Inc. CS      21036P108  7,363,792 241,515           X                            M&S             X
Cost Plus Inc.            CS      221485105  6,194,836 167,428           X                            M&S             X
Digital River Inc.        CS      25388B104    202,812   7,410           X                            M&S             X
DoubleClick               CS      258609304  2,139,075 198,430           X                            M&S             X
Ebookers PLC ADR          CS      278725106  3,801,311 208,634           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    335,988   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  4,430,511 184,990           X                            M&S             X
General Electric          CS      369604103    335,363  11,250           X                            M&S             X
H.B. Fuller               CS      359694106    660,629  27,220           X                            M&S             X
Health Management Assoc.  CS      421933102  6,435,062 295,051           X                            M&S             X
Health Net Inc.           CS      42222G108  6,414,949 202,556           X                            M&S             X
Heartland Express Inc.    CS      422347104  5,921,207 246,512           X                            M&S             X
Insight Communications    CS      45768V108  6,037,036 633,477           X                            M&S             X
Integral Systems          CS      45810H107    657,567  36,390           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    510,735  30,638	         X			      M&S	      X
Jacobs Engineering Grp    CS      469814107  4,295,640  95,247           X                            M&S             X
Jefferson-Pilot           CS      475070108  5,304,919 119,534           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  3,870,065  86,695           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  7,082,548 710,386           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  6,707,098 183,204           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    593,367  43,060           X                            M&S             X
Mediacomm Communications  CS      58446K105    435,546  64,910           X                            M&S             X
MGIC Investment           CS      552848103  3,078,014  59,113           X                            M&S             X
Morgan Stanley            CS      617446448    201,840   4,000           X                            M&S             X
New York Comm Bancorp     CS      649445103  4,066,176 129,044           X                            M&S             X
NiSource Industries       CS      65473P105  6,477,876 324,218           X                            M&S             X
PMI Group, Inc.           CS      69344M101  6,617,498 196,074           X                            M&S             X
Pfizer Inc                CS      717081103    441,725  14,540           X                            M&S             X
Polaris Industries        CS      731068102  6,943,184  93,637           X                            M&S             X
Province Healthcare       CS	  743977100  3,735,881 288,485           X                            M&S             X
Ross Stores               CS      778296103  6,302,174 135,852           X                            M&S             X
SJW Corporation           CS      784305104    202,800   2,400           X                            M&S             X
Sharper Image Corp.       CS      820013100    406,167  17,545           X                            M&S             X
Shuffle Master Inc.       CS      825549108  5,983,975 220,080           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  5,692,666 296,493           X                            M&S             X
Solectron Corporation     CS      834182107  4,225,432 722,296           X                            M&S             X
Southwest Water Company   CS      845331107    423,915  30,129           X                            M&S             X
Sterling Bancorp NY       CS      859158107    357,755  13,295           X                            M&S             X
Superior Industries Intl  CS      868168105  3,999,568  98,633           X                            M&S             X
Symantec                  CS      871503108  4,938,551  78,154           X                            M&S             X
Tractor Supply Company    CS      892356106  5,456,631 166,310           X                            M&S             X
Tribune Co.               CS      896047107    367,200   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    246,050  37,680           X                            M&S             X
WellPoint Health Networks CS      94973H108  3,532,962  45,835           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    843,375  22,312           X                            M&S             X
Franklin US Govt Ser Cl A MF      353496607     92,652  13,605           X                            M&S             X
Non-Discretionary Bal     MF                 2,000,0002,000,000          X                            M&S             X
MuniVest Fund             MF      626295109    354,760  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    404,657  48,002           X                            M&S             X
COLUMN TOTAL                               207,022,56910,641,561         X                            M&S             X
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